Annual Fund Operating Expenses - FT Vest Nasdaq-100 Dual Directional Buffer ETF - September - FT Vest Nasdaq-100 Dual Directional Buffer ETF - September	Sep. 18, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.90%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.